E*TRADE FINANCIAL SECTOR INDEX FUND
ANNUAL REPORT

Dear E*TRADE Funds Shareholders,

We're writing to report the performance of the E*TRADE Financial Sector Index Fund (the "Fund") for the year ended December 31, 2001. We'd also like to take this opportunity to thank all of you for your investment in the Fund.

The Fund's investment objective is to seek to match as closely as practicable, before fees and expenses, the total return of the stocks comprising the Dow Jones U.S. Financial Sector (DJFS) IndexSM (the "DJFS Index")*. The Fund seeks to achieve its objective by investing in a representative sample of those securities comprising the DJFS Index.

The DJFS Index represents approximately 16% of the market capitalization of listed U.S. equities and is a capitalization-weighted subset of the Dow Jones U.S. Total Market Index ("Total Market Index"). The DJFS Index includes only companies in the financial sector of the Total Market Index whose primary source of profit is the return on financial assets. As of December 31, 2001, the DJFS Index consisted of 287 stocks. The Total Market Index measures the performance of the U.S. public equity broad markets and represents 95% of the market capitalization of listed U.S. equity securities.

The DJFS Index may be concentrated in the stocks of issuers of one or more industries or groups of industries in the financial sector of the market and, therefore, the Fund's investments may likewise be concentrated. Greater risk and increased volatility is associated with investments in a single sector of the stock market (as opposed to investments in a broader range of industry sectors). The value of the Fund's shares in the financial sector may be especially sensitive to factors and risks that specifically affect the financial economic sector, and as a result, the Fund's share price may fluctuate more widely than the value of the shares of a mutual fund that invests in a broader range of industry sectors.

------------------ ---------------- --------------------------------
                                    AVERAGE ANNUAL RETURN
------------------ ---------------- --------------------------------
                   ONE YEAR         SINCE INCEPTION
------------------ ---------------- --------------------------------
Fund               -7.25%           -7.19%
------------------ ---------------- --------------------------------
Index              -8.26%           -8.21
------------------ ---------------- --------------------------------

The following graph shows the hypothetical return of $10,000 invested in the DJFS Index (and not the return of the Fund). An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

                  DJFS
 DATE             INDEX+
-----------------------------------------

12/31/00         $10,000.00
1/31/01          $ 9,959.00
2/29/01          $ 9,342.54
3/31/01          $ 9,066.93
4/30/01          $ 9,385.18
5/31/01          $ 9,744.63
6/30/01          $ 9,782.64
7/31/01          $ 9,640.79
8/31/01          $ 9,101.87
9/30/01          $ 8,568.50
10/31/01         $ 8,399.70
11/30/01         $ 8,967.52
12/31/01         $ 9,174.67




The following graph provides the hypothetical account values of $10,000 invested in the Fund as of the end of each month in which the Fund was operational for the period ended December 31, 2001.



                  E*TRADE
              FINANCIAL SECTOR
DATE            INDEX FUND++
-------------------------------------

12/31/00         $10,000.00
1/31/01          $ 9,970.00
2/29/01          $ 9,360.00
3/31/01          $ 9,086.14
4/30/01          $ 9,417.09
5/31/01          $ 9,788.16
6/30/01          $ 9,831.90
7/31/01          $ 9,701.21
8/31/01          $ 9,168.41
9/30/01          $ 8,632.53
10/31/01         $ 8,471.19
11/30/01         $ 9,056.04
12/31/01         $ 9,275.29


[insert graph]


+Hypothetical illustration of $10,000 invested at inception (commencement of operations was December 31, 2000), assuming reinvestment of dividends and capital gains at net asset value through December 31, 2001. This graph reflects the Fund's operating expenses, but the Index does not have expenses, which would have lowered its performance.

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

FINANCIAL MARKETS COMMENTARY

The weakening economy was a chief factor behind disappointing investment returns in 2001. The year began with clear indications that the economy was slowing dramatically. January's new home sales fell significantly, factory orders declined, and consumer confidence moved lower. Corporations felt the effects of the slowdown, with companies in a wide range of sectors experiencing drops in revenue and issuing profit warnings to Wall Street. In the first quarter, S&P 500 earnings fell 9% from the previous year, the worst performance since the recession of 1991. Job losses followed the poor corporate results, and unemployment moved steadily upward throughout the year. By November, the unemployment rate stood at 5.7%, the highest level in six years. In this already cloudy environment, the attacks of September 11 added further political and economic uncertainty.

Throughout the year, the Federal Reserve Board (the "Fed") acted to restore economic growth by repeatedly cutting interest rates. The Fed lowered rates eleven times in 2001, and by year's end, the federal funds rate stood at 1.75%, the lowest level since 1962. The Fed's stimulus appeared to be having positive effects and the fourth quarter brought some indications of economic recovery. New home sales rose in November and consumer confidence improved. In addition, financial markets turned positive during the last quarter, spurred in part by the Fed's aggressive rate reductions.

However, the fourth quarter rally could not bring the DJFS Index to positive territory for the year. Stock of top holding Citigroup (11.91% of the DJFS Index as of December 31, 2001) rose 0.03% over the reporting period. American International Group (9.47% of the DJFS Index as of December 31, 2001) shares declined 19.29%, while Bank of America Corp. (4.53% of the DJFS Index as of December 31, 2001) stock gained 42.73%. Fannie Mae (3.64% of the DJFS Index as of December 31, 2001) fell 6.95%, and Wells Fargo (3.40% of the DJFS Index as of December 31, 2001) shares dropped 20.25%. JP Morgan Chase & Co. (7.49% of the DJFS Index as of December 31, 2001) stock lost 17.41% during the year. Morgan Stanley Dean Witter Discover & Company (2.56% of the DJFS Index as of December 31, 2001) lost 28.28%, while Banc One Corp. (2.09% of the DJFS Index) rose 9.18%. Freddie Mac (2.08% of the DJFS Index) shares gained 0.93%, while Wachovia Bank (1.95% of the DJFS Index) stock rose 16.12% for the year.

E*TRADE FUNDS

E*TRADE Funds continue to offer an array of index-based, and actively managed mutual funds. Our family of funds is designed to help investors diversify their portfolios across sectors and product types. Our family mission is based on several core principles. We apply seasoned investment experience to actively managed and indexed funds. We keep expenses low by leveraging technology. Low costs and our 100% online platform put the power of portfolio diversification in your hands.

Please check out http://www.etradefunds.etrade.com for a prospectus containing more information, including fees and expenses. Please read the prospectus carefully before you invest or send money.

This year, we would like to highlight two of our index funds for you. Using an index based portfolio management strategy means that knowledge of the funds' investment strategy is very transparent. For example the E*TRADE Russell 2000 Index Fund is composed of small cap firms found in the Russell 2000 Index and the E*TRADE S&P 500 Index Fund is composed of firms found on the S&P 500 Index - wasn't that easy...no surprises.

E*TRADE RUSSELL 2000 INDEX FUND

The E*TRADE Russell 2000 Index Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index SM**, a recognized benchmark for the small cap group. Small Cap funds have been noted as a well performing group, according to Kiplinger's Personal Finance Magazine****, in the first year of a recovery, small stocks have outpaced shares of larger companies by 7.5% on average. The reason: Small companies tend to react more quickly to improved economic conditions. Certain risks are associated with investment in small-cap companies. Small-cap companies tend to be: less financially secure than large-capitalization companies; have less diverse product lines; be more susceptible to adverse developments concerning their products; be more thinly traded; have less liquidity; and have greater volatility in the price of their securities.

E*TRADE S&P 500 INDEX FUND

The E*TRADE S&P 500 Index Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expense, the performance of the S&P 500 Index***, a recognized index for representing a broad perspective on the U.S. Economy. The E*TRADE S&P 500 Index fund is available exclusively to E*TRADE customers.

The E*TRADE Financial Sector Index Fund's audited financial statements for the year ended December 31, 2001 are provided below. We hope you will find them useful for evaluating and monitoring your investment. Thank you again for your continued participation in the E*TRADE Financial Sector Index Fund.

Sincerely,

E*TRADE Funds

* "Dow JonesSM" and "Dow Jones U.S. Financial Sector IndexSM" are service marks of Dow Jones & Company Inc. and have been licensed for use for certain purposes by ETAM. The E*TRADE Financial Sector Index Fund is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Fund.

** Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with E*TRADE Asset Management or the Fund. "Frank Russell Company" and "Russell 2000 Index" are service marks of the Frank Russell Company and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

***Standard & Poor'sTM," "S&PTM", "S&P 500TM", "Standard & Poor's 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the E*TRADE S&P 500 Index Fund.

The E*TRADE S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the E*TRADE S&P 500 Index Fund.

**** Kiplinger's Personal Finance Magazine, January 2002. Kiplinger's utilized data back to 1954, which covered the past 10 recessions in the US economy.

E*TRADE FINANCIAL SECTOR INDEX FUND
Schedule of Investments
December 31, 2001

------------------------------------------------------------------------------------------------------------

                                                                                  NUMBER
                                                                                 OF SHARES          VALUE
                                                                                -----------      ----------
COMMON STOCK (99.9% OF NET ASSETS)
-------------------------------------------------
BANKING                                                     (26.9%)
       AMCORE Financial, Inc.                                                           100           2,235
       AmSouth Bancorporation                                                         1,443          27,273
       Anchor BanCorp Wisconsin, Inc.                                                   100           1,774
       Associated Banc-Corp                                                             260           9,175
       Astoria Financial Corp.                                                          404          10,690
       Bank of New York Company, Inc.                                                 3,025         123,420
       Bank One Corp.                                                                 4,769         186,229
       Banknorth Group, Inc.                                                            640          14,413
       Bay View Capital Corp.                                                           200           1,466 *
       BB&T Corp.                                                                     1,850          66,803
       Charter One Financial, Inc.                                                      909          24,679
       Chittenden Corp.                                                                 125           3,450
       Citizens Banking Corp.                                                           160           5,261
       City National Corp.                                                              170           7,964
       Colonial BancGroup, Inc.                                                         410           5,777
       Comerica, Inc.                                                                   732          41,944
       Commerce Bancorp, Inc.                                                           260          10,228
       Commerce Bancshares, Inc.                                                        241           9,397
       Commercial Federal Corp.                                                         206           4,841
       Community First Bankshares, Inc.                                                 180           4,624
       Compass Bancshares, Inc.                                                         510          14,433
       Cullen/Frost Bankers, Inc.                                                       230           7,102
       Dime Bancorp, Inc.                                                               483          17,427
       Downey Financial Corp.                                                            90           3,712
       East West Bancorp, Inc.                                                          100           2,575
       Fifth Third Bancorp                                                            1,984         121,679
       First Midwest Bancorp, Inc.                                                      200           5,838
       First Sentinel Bancorp, Inc.                                                     100           1,252
       First Tennessee National Corp.                                                   535          19,399
       First Virginia Banks, Inc.                                                       200          10,152
       FirstFed Financial Corp.                                                          79           2,025 *
       FirstMerit Corp.                                                                 326           8,831
       FleetBoston Financial Corp.                                                    4,268         155,782
       GBC Bancorp                                                                       30             885
       Golden State Bancorp, Inc.                                                       453          11,846
       Golden West Financial Corp.                                                      560          32,956
       Greater Bay Bancorp                                                              181           5,173
       Greenpoint Financial Corp.                                                       360          12,870
       Harbor Florida Bancshares, Inc.                                                  100           1,700
       Hibernia Corp., Class A                                                          630          11,208
       Hudson City Bancorp, Inc.                                                        183           4,822
       Hudson United Bancorp                                                            200           5,740
       Huntington Bancshares, Inc.                                                    1,020          17,534
       Independence Community Bank Corp.                                                240           5,462
       IndyMac Bancorp, Inc.                                                            256           5,985 *
       KeyCorp                                                                        1,741          42,376
       M&T Bank Corp.                                                                   369          26,882
       MAF Bancorp, Inc.                                                                100           2,950
       Marshall & Ilsley Corp.                                                          399          25,249
       Medallion Financial Corp.                                                         74             585
       Mellon Financial Corp.                                                         1,914          72,005

       Mercantile Bankshares Corp.                                                      300          12,912
       National City Corp.                                                            2,119          61,960
       Net.B@nk, Inc.                                                                   100           1,048 *
       New York Community Bancorp, Inc.                                                 378           8,645
       North Fork Bancorporation, Inc.                                                  674          21,561
       Northern Trust Corp.                                                             862          51,910
       Ocwen Financial Corp.                                                            140           1,187 *
       Old National Bancorp                                                             220           5,555
       Pacific Century Financial Corp.                                                  302           7,819
       Pacific Northwest Bancorp                                                         35             716
       People's Bank                                                                    221           4,698
       PFF Bancorp, Inc.                                                                 31             856
       PNC Financial Services Group                                                   1,162          65,304
       Provident Bankshares Corp.                                                       105           2,551
       Provident Financial Group, Inc.                                                  130           3,416
       Regions Financial Corp.                                                          940          28,238
       Republic Bancorp, Inc.                                                           220           3,047
       Roslyn Bancorp, Inc.                                                             332           5,810
       Silicon Valley Bancshares                                                        200           5,346 *
       Southtrust Corp.                                                               1,390          34,291
       Southwest Bancorp of Texas, Inc.                                                 132           3,996 *
       Sovereign Bancorp, Inc.                                                        1,000          12,240
       Staten Island Bancorp, Inc.                                                      250           4,077
       Sterling Bancshares, Inc.                                                        150           1,878
       SunTrust Banks, Inc.                                                           1,020          63,954
       Synovus Financial Corp.                                                        1,065          26,678
       TCF Financial Corp.                                                              311          14,922
       Texas Regional Bancshares, Class A                                                75           2,839
       The South Financial Group, Inc.                                                  190           3,372
       Trustmark Corp.                                                                  250           6,057
       UCBH Holdings, Inc.                                                               90           2,560
       Union Planters Corp.                                                             574          25,905
       UnionBanCal Corp.                                                                230           8,740
       US Bancorp, Inc.                                                               7,944         166,268
       W.P. Stewart & Co. Ltd.                                                           99           2,594
       Washington Federal, Inc.                                                         231           5,955
       Washington Mutual, Inc.                                                        3,586         117,262
       Webster Financial Corp.                                                          200           6,306
       Wells Fargo & Co.                                                              6,975         303,064
       Westamerica Bancorp                                                              161           6,371
       Wilmington Trust Corp.                                                           130           8,230
       Xl Capital Ltd. - Class A                                                        546          49,883
       Zions Bancorp                                                                    380          19,980
                                                                                                 -----------
                                                                                                  2,408,079
                                                                                                 -----------
BANKS                                                        (2.8%)
       BancorpSouth, Inc.                                                               327           5,428
       BSB Bancorp, Inc.                                                                 25             593
       Fulton Financial Corp.                                                           318           6,942
       National Commerce Financial Corp.                                                856          21,657
       Park National Corp.                                                               40           3,710
       Popular, Inc.                                                                    485          14,104
       Sky Financial Group, Inc.                                                        314           6,387
       United Bankshares, Inc.                                                          134           3,867
       Valley National Bancorp                                                          339          11,170
       Wachovia Corp.                                                                 5,541         173,766
       Whitney Holding Corp.                                                            105           4,604
                                                                                                 -----------
                                                                                                    252,228
                                                                                                 -----------
BUSINESS SERVICES                                            (0.0%)
       Internet Capital Group, Inc.                                                     914           1,106 *
                                                                                                 -----------

COMPUTER RELATED SERVICES                                    (0.0%)
       CMGI, Inc.                                                                       969           1,579 *

       Homestore.com, Inc.                                                              350           1,260 *
                                                                                                 -----------
                                                                                                      2,839
                                                                                                 -----------
COMPUTERS                                                    (0.0%)
       Safeguard Scientifics, Inc.                                                      416           1,456 *
                                                                                                 -----------

DATA PROCESSING & PREPARATION                                (1.3%)
       Bisys Group, Inc.                                                                250          15,997 *
       Investors Financial Services Corp.                                               133           8,806
       SEI Investment Co.                                                               338          15,247
       State Street Corp.                                                             1,345          70,276
                                                                                                 -----------
                                                                                                    110,326
                                                                                                 -----------
DIVERSIFIED FINANCIAL SERVICES                               (0.2%)
       Investment Technology Group, Inc.                                                199           7,775 *
       Neuberger Berman, Inc.                                                           249          10,931
       SWS Group, Inc.                                                                   81           2,061
                                                                                                 -----------
                                                                                                     20,767
                                                                                                 -----------
FINANCIAL SERVICES                                          (31.7%)
       A.G. Edwards, Inc.                                                               335          14,797
       Affiliated Managers Group, Inc.                                                   90           6,343 *
       Allied Capital Corp.                                                             381           9,906
       American Capital Strategies Ltd.                                                 116           3,289
       American Express Co.                                                           4,813         171,776
       AmeriCredit Corp.                                                                340          10,727 *
       Bear Stearns Companies, Inc.                                                     388          22,752
       Capital One Financial Corp.                                                      873          47,098
       Citigroup, Inc.                                                               21,053       1,062,755
       CompuCredit Corp.                                                                 83             976 *
       Countrywide Credit Industries, Inc.                                              500          20,485
       Doral Financial Corp.                                                            153           4,775
       Eaton Vance Corp.                                                                251           8,923
       Federal Home Loan Mortgage Corporation                                         2,844         185,998
       Federal National Mortgage Association                                          4,081         324,439
       Federated Investors Inc., Class B                                                400          12,752
       Franklin Resources, Inc.                                                         603          21,268
       Household International, Inc.                                                  1,870         108,348
       Jeffries Group, Inc.                                                             100           4,231
       Labranche & Co., Inc.                                                            200           6,892 *
       Legg Mason, Inc.                                                                 258          12,895
       Lehman Brothers Holdings, Inc.                                                   975          65,130
       MBNA Corp.                                                                     3,077         108,310
       Merrill Lynch & Co., Inc.                                                      3,230         168,348
       Metris Cos., Inc.                                                                250           6,427
       Morgan Stanley Dean Witter & Co.                                               4,083         228,403
       Providian Financial Corp.                                                      1,201           4,264
       Raymond James Financial, Inc.                                                    160           5,683
       Stilwell Financial, Inc.                                                         922          25,097
       T Rowe Price Group, Inc.                                                         510          17,712
       The Goldman Sachs Group, Inc.                                                    886          82,176
       USA Education, Inc.                                                              642          53,941
       Waddell & Reed Financial, Inc., Class A                                          328          10,562
                                                                                                 -----------
                                                                                                  2,837,478
                                                                                                 -----------
FOREST PRODUCTS & PAPER                                      (0.2%)
       Plum Creek Timber Co., Inc.                                                      540          15,309
                                                                                                 -----------

INSURANCE                                                   (22.7%)
       ACE Ltd.                                                                       1,061          42,599
       AFLAC, Inc.                                                                    2,139          52,534
       Allmerica Financial Corp.                                                        230          10,246
       Allstate Corp.                                                                 2,733          92,102
       Ambac Financial Group, Inc.                                                      438          25,343
       American Financial Group, Inc.                                                   140           3,437
       American International Group, Inc.                                            10,633         844,260

       American National Insurance Co.                                                   85           7,148
       AmerUs Group Co.                                                                  71           2,545
       AON Corp.                                                                        951          33,780
       Arthur J. Gallagher & Co.                                                        346          11,934
       Brown & Brown, Inc.                                                              200           5,460
       Chubb Corp.                                                                      696          48,024
       Cincinnati Financial Corp.                                                       676          25,789
       CNA Financial Corp.                                                              100           2,917 *
       Commerce Group, Inc.                                                             127           4,787
       Conseco, Inc.                                                                  1,400           6,244 *
       Erie Indemnity Co. - Class A                                                     142           5,466
       Everest Re Group Ltd.                                                            200          14,140
       Fidelity National Financial, Inc.                                                339           8,407
       First American Corp.                                                             211           3,954
       Fremont General Corp.                                                            245           1,916
       Hartford Financial Services Group, Inc.                                          978          61,448
       HCC Insurance Holdings, Inc.                                                     203           5,593
       Horace Mann Educators Corp.                                                      180           3,820
       Jefferson-Pilot Corp.                                                            618          28,595
       John Hancock Financial Services, Inc.                                          1,223          50,510
       Leucadia National Corp.                                                          130           3,753
       Lincoln National Corp.                                                           777          37,739
       Loews Corp.                                                                      577          31,954
       Markel Corp.                                                                      34           6,108 *
       Marsh & McLennan Companies, Inc.                                               1,126         120,989
       MBIA, Inc.                                                                       606          32,500
       Mercury General Corp.                                                            100           4,366
       MetLife, Inc.                                                                  2,963          93,868
       MGIC Investment Corp.                                                            400          24,688
       MONY Group, Inc.                                                                 200           6,914
       Mutual Risk Management Ltd.                                                      150           1,095
       Nationwide Financial Services, Inc.                                              100           4,146
       Ohio Casualty Corp.                                                              200           3,210 *
       Old Republic International Corp.                                                 470          13,165
       PartnerRe Ltd.                                                                   137           7,398
       Presidential Life Corp.                                                          100           2,056
       Principal Financial Group, Inc. (The)                                            400           9,600 *
       Progressive Corp.                                                                267          39,863
       Protective Life Corp.                                                            266           7,695
       Radian Group, Inc.                                                               396          17,008
       Reinsurance Group of America, Inc.                                                90           2,995
       RenaissanceRe Holdings Ltd.                                                       77           7,346
       SAFECO Corp.                                                                     540          16,821
       Selective Insurance Group, Inc.                                                  100           2,173
       St. Paul Companies, Inc.                                                         865          38,034
       StanCorp Financial Group, Inc.                                                   130           6,142
       The PMI Group, Inc.                                                              186          12,464
       Torchmark Corp.                                                                  512          20,137
       Transatlantic Holdings, Inc.                                                      78           7,098
       Trenwick Group Ltd.                                                              171           1,739
       Unitrin, Inc.                                                                    200           7,904
       UNUMProvident Corp.                                                              900          23,859
       W.R. Berkley Corp.                                                               100           5,370
       White Mountains Insurance Group Ltd.                                              25           8,700
                                                                                                 -----------
                                                                                                  2,031,895
                                                                                                 -----------
NATIONAL COMMERCIAL BANKS                                    (7.8%)
       Bank of America Corp.                                                          6,420         404,139
       JP Morgan Chase & Co.                                                          8,102         294,508
                                                                                                 -----------
                                                                                                    698,647
                                                                                                 -----------
REAL ESTATE                                                  (1.1%)
       Brandywine Realty Trust                                                          105           2,212
       BRE Properties, Inc., Class A                                                    200           6,192

       Catellus Development Corp.                                                       359           6,606 *
       CBL & Associates Properties, Inc.                                                100           3,150
       Chelsea GCA Realty, Inc.                                                          60           2,946
       Cousins Properties, Inc.                                                         160           3,898
       Developers Diversified Realty Corp.                                              200           3,820
       Equity Inns, Inc.                                                                141             933
       First Industrial Realty Trust                                                    169           5,256
       Glenborough Realty Trust, Inc.                                                   100           1,940
       Healthcare Realty Trust                                                          150           4,200
       Home Properties of NY, Inc.                                                       87           2,749
       JDN Realty Corp.                                                                 100           1,233
       Kilroy Realty Corp.                                                              100           2,627
       LNR Property Corp.                                                               100           3,118
       Manufactured Home Communities, Inc.                                               90           2,809
       Meristar Hospitality Corp.                                                       200           2,840
       Mills Corp.                                                                      100           2,648
       Nationwide Health Properties, Inc.                                               200           3,738
       Prentiss Properties Trust                                                        139           3,816
       Reckson Associates Realty Corp.                                                  190           4,438
       RFS Hotel Investors, Inc.                                                        100           1,138
       S1 Green Realty Corp.                                                            103           3,163
       Security Capital Group, Class B                                                  330           8,372 *
       Shurgard Storage Centers, Inc., Class A                                          100           3,200
       Storage USA, Inc.                                                                 64           2,694
       The Macerich Co.                                                                 125           3,325
       The St. Joe Co.                                                                  125           3,469
                                                                                                 -----------
                                                                                                     96,530
                                                                                                 -----------
REAL ESTATE INVESTMENT TRUSTS                                (4.1%)
       AMB Property Corp.                                                               340           8,840
       Apartment Investment & Management Co., Class A                                   296          13,536
       Archstone-Smith Trust REIT                                                       665          17,489
       Arden Realty, Inc.                                                               261           6,917
       AvalonBay Communities, Inc.                                                      268          12,679
       Boston Properties, Inc.                                                          357          13,566
       Camden Property Trust                                                            167           6,129
       Capital Automotive                                                               100           1,989
       CarrAmercia Realty Corp.                                                         159           4,786
       CenterPoint Properties Corp.                                                      86           4,283
       Colonial Properties Trust                                                         59           1,838
       Crescent Real Estate Equities Co.                                                440           7,968
       Duke-Weeks Realty Corp.                                                          500          12,165
       Equity Office Properties Trust                                                 1,694          50,956
       Equity Residential Properties Trust                                            1,108          31,811
       Federal Realty Investment Trust                                                  135           3,105
       FelCor Lodging Trust, Inc.                                                       150           2,507
       General Growth Properties, Inc.                                                  200           7,760
       Health Care Property Investors, Inc.                                             220           7,966
       Health Care REIT, Inc.                                                           110           2,679
       Highwood Properties, Inc.                                                        220           5,709
       Hospitality Properties Trust                                                     225           6,638
       Host Marriott Corp.                                                              900           8,100
       HRPT Properties Trust                                                            540           4,676
       iStar Financial, Inc.                                                            125           3,119
       Kimco Realty Corp.                                                               363          11,866
       Koger Equity, Inc.                                                                97           1,581
       La Quinta Properties, Inc.                                                       600           3,444 *
       Liberty Property Trust                                                           300           8,955
       Mack-Cali Realty Corp.                                                           240           7,445
       New Plan Excel Realty Trust                                                      380           7,239
       Post Properties, Inc.                                                            172           6,108
       Prologis Trust                                                                   700          15,057
       Public Storage, Inc.                                                             330          11,022

       Rouse Co.                                                                        260           7,615
       Simon Property Group, Inc.                                                       585          17,158
       United Dominion Realty Trust, Inc.                                               427           6,149
       Vornado Realty Trust                                                             311          12,938
       Weingarten Realty Investors                                                      125           6,000
                                                                                                 -----------
                                                                                                    369,788
                                                                                                 -----------
SAVINGS & LOANS                                              (0.0%)
       Dime Community Bancshares                                                         37           1,038
       OceanFirst Financial Corp.                                                        25             604
                                                                                                 -----------
                                                                                                      1,642
                                                                                                 -----------
SECURITY BROKERS & DEALERS                                   (1.0%)
       Ameritrade Holding Corp., Class A                                                500           2,960 *
       E*TRADE Group, Inc.                                                            1,200          12,300 *
       Knight Trading Group, Inc.                                                       430           4,739 *
       Schwab, Charles Corp.                                                          4,240          65,593
                                                                                                 -----------
                                                                                                     85,592
                                                                                                 -----------
SOFTWARE                                                     (0.1%)
       Total System Services, Inc.                                                      146           3,092


TOTAL INVESTMENTS (Cost: $9,704,217)                        (99.9%)                               8,936,774
OTHER ASSETS IN EXCESS OF LIABILITIES                        (0.1%)                                  12,523
                                                                                                 -----------
NET ASSETS                                                 (100.0%)                              $8,949,297
                                                                                                 ===========

*      Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

E*TRADE FINANCIAL SECTOR INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001
--------------------------------------------------------------------------------


ASSETS

Investments at-value (cost:  $9,704,217) (Note 1)                $8,936,774
Receivable for fund shares sold                                      12,500
Due from E*TRADE Asset Management, Inc. (Note 2)                     21,092
Dividends receivable                                                 14,839
Receivable for investment securities sold                            80,902
                                                                 ----------
       TOTAL ASSETS                                               9,066,107
                                                                 ----------
LIABILITIES
Accrued administration fee (Note 2)                                   1,133
Disbursements in excess of cash                                      61,798
Accrued accounting, custody and transfer agent fees                   8,075
Due to Trustees                                                       2,673
Accrued expenses                                                     43,131
                                                                 ----------
       TOTAL LIABILITIES                                            116,810
                                                                 ----------
TOTAL NET ASSETS                                                 $8,949,297
                                                                 ==========
NET ASSETS CONSIST OF:
Paid-in capital                                                   9,789,613
Undistributed net investment income                                     345
Net realized loss on investments                                    (73,218)
Net unrealized depreciation of investments                         (767,443)
                                                                 ==========
TOTAL NET ASSETS                                                 $8,949,297
                                                                 ==========
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01)           975,856
                                                                 ==========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE   $     9.17
                                                                 ==========

   The accompanying notes are an integral part of these financial statements.

E*TRADE FINANCIAL SECTOR INDEX FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2001

--------------------------------------------------------------------------------

 NET INVESTMENT INCOME:
       Dividends                                                   $ 186,428
       Interest                                                        4,448
                                                                   ---------
             TOTAL INVESTMENT INCOME                                 190,876
                                                                   ---------
EXPENSES (NOTE 2):
       Advisory fee                                                   23,069
       Administration fee                                             50,050
       Shareholder servicing fees                                      6,611
       Legal services                                                 14,269
       Audit services                                                  7,668
       Custodian fee                                                  25,984
       Transfer agency fees                                            3,696
       Registration fees                                              15,232
       Trustee fees                                                    9,744
       Other expenses                                                 12,320
                                                                   ---------
       TOTAL EXPENSES BEFORE WAIVER                                  168,643
Waived fees and reimbursed expenses (Note 2)                         (80,980)
                                                                   ---------
       NET EXPENSES                                                   87,663
                                                                   ---------
NET INVESTMENT INCOME                                                103,213
                                                                   ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
       Net realized loss on sale of investments                      (73,218)
       Net change in unrealized depreciation of investments         (761,162)
                                                                   ---------
             NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS        (834,380)
                                                                   ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(731,167)
                                                                   =========

   The accompanying notes are an integral part of these financial statements.

E*TRADE FINANCIAL SECTOR INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             Period from
                                                                                          December 29, 2000
                                                                                          (commencement of
                                                                      For the Year Ended  operations) through
                                                                      December 31, 2001   December 31, 2000
                                                                      -----------------   -----------------
NET (DECREASE)/INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                    $   103,213         $        --
Net realized loss on sale of investments                                     (73,218)                 --
Net change in unrealized depreciation of investments                        (761,162)             (6,281)
                                                                         -----------         -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        (731,167)             (6,281)
                                                                         -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                    (102,868)                 --
                                                                         -----------         -----------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                           2,578,001          10,000,000
Value of shares issued in reinvestment of dividends and distributions        101,728                  --
Cost of shares redeemed                                                   (2,898,149)                 --
                                                                         -----------         -----------
NET (DECREASE)/INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES
OF COMMON STOCK                                                             (218,420)         10,000,000
                                                                         -----------         -----------
REDEMPTION FEES                                                                8,033                  --
                                                                         -----------         -----------
NET (DECREASE)/INCREASE IN NET ASSETS                                     (1,044,422)          9,993,719
NET ASSETS:
Beginning of period                                                        9,993,719                  --
                                                                         -----------         -----------
END OF PERIOD                                                            $ 8,949,297         $ 9,993,719
                                                                         ===========         ===========
SHARE TRANSACTIONS:
Number of shares sold                                                        274,738           1,000,000
Number of shares reinvested                                                   11,183                  --
Number of shares redeemed                                                   (310,065)                 --
                                                                         -----------         -----------
NET (DECREASE)/INCREASE IN SHARES OUTSTANDING                                (24,144)          1,000,000
                                                                         ===========         ===========

   The accompanying notes are an integral part of these financial statements.

    E*TRADE FINANCIAL SECTOR INDEX FUND
    FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------

                                                                                               Period from
                                                                                            December 29, 2000
                                                                                              (commencement
                                                                   Year Ended             of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                           December 31, 2001          December 31, 2000
                                                                 -----------------        ----------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                 $  9.99                     $ 10.00
                                                                     -------                     -------
LOSS FROM INVESTMENT OPERATIONS:
     Net investment income                                              0.10                          --
     Net realized and unrealized loss on investments                   (0.83)                      (0.01)
                                                                     -------                     -------
     TOTAL LOSS FROM INVESTMENT OPERATIONS                             (0.73)                      (0.01)
                                                                     -------                     -------

DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income                          (0.10)                         --
                                                                     -------                     -------


REDEMPTION FEES ADDED TO PAID-IN CAPITAL                                0.01                          --
                                                                     -------                     -------
NET ASSET VALUE, END OF PERIOD                                       $  9.17                      $ 9.99
                                                                     =======                     =======

TOTAL RETURN                                                           (7.25)%                     (0.10)3
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)                        $ 8,949                     $ 9,994
     Ratio of expenses to average net assets 1                          0.95%                         --
     Ratio of net investment income to average net assets 2             1.12%                         --
     Portfolio turnover rate                                            7.26%                         --

---------------------------------------------------------------------------------------------------------

1    Ratio of expenses to average net assets prior to waived
     fees and reimbursed expenses                                       1.83%                        N/A
2    Ratio of net investment income (loss) to average net assets
     prior to waived fees and reimbursed expenses                       0.24%                        N/A
3    Not annualized.

The accompanying notes are an integral part of these financial statements.

E*TRADE FINANCIAL SECTOR INDEX FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

1.     SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Financial Sector Index Fund (the "Fund") is a non-diversified series of E*TRADE Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of December 31, 2001 the Trust consisted of seven series: the E*TRADE Bond Fund (formerly the E*TRADE Bond Index Fund), the E*TRADE Financial Sector Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements to the E*TRADE Financial Sector Index Fund.

The Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the total return of the stocks comprising the Dow Jones U.S. Financial Sector (DJFS) IndexSM*. The Fund seeks to achieve its objective by investing in a representative sample of those securities comprising the DJFS Index.

* "Dow U.S. Financial Sector IndexSM" and "Dow JonesSM" are service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc., the investment advisor. The Fund is not sponsored, endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

Investments are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded.
Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Short-term debt securities are valued at amortized cost which approximates market value. Restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the supervision and responsibility of the Fund's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2001.

As of December 31, 2001, for federal income tax purposes, the Fund had a capital loss carryforward of $59,965 expiring in 2009. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2001, the Fund has elected to defer $5,299 of capital losses attributable to Post-October losses.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a redemption fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.     AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, ETAM is paid by the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

Barclays Global Fund Advisors, Inc. ("BGFA") serves as the Fund's investment sub-advisor. BGFA is a California corporation indirectly owned by Barclays Bank PLC. For its services, BGFA is paid by ETAM a fee calculated at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million, 0.15% of daily net assets on amounts between $200 million and $500 million; and 0.12% of daily net assets on amounts above $500 million.

ETAM  also  provides  administrative  services  to  the  Fund,  pursuant  to  an administrative services agreement ("Administrative Agreement"). Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays ETAM an administrative services fee equal to 0.15% of its average daily net assets. Prior to September 10, 2001, ETAM was paid 0.70% of the average daily net assets of a unitary and all inclusive administrative services fee.

As of September 10, 2001, ETAM also acts as shareholder servicing agent to the Fund under a new Shareholder Servicing Agreement with the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services; delivery of prospectuses, reports and proxy statements; receiving, tabulating and transmitting proxies executed on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances; maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, ETAM is allowed to use the servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, the Trust's distributor, for shareholder services provided by such affiliate to the Fund. Prior to September 10, 2001, E*TRADE Securities, Inc., served as the shareholder servicing agent for the Fund.

The amount called Due from E*TRADE Asset Management reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least August 31, 2002. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.95%.

In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.95% of the Fund's daily net assets. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and
(ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

Previous to September 10, 2001 the Fund charged a unitary fee of 0.95% that did not contemplate a waiver. For the period after September 10, 2001 ETAM waived or reimbursed fees or expenses totaling $80,980.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the year ended December 31, 2001

3.     PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The Investment Advisor monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent.

The Fund did not have any securities lending activity during the year ended December 31, 2001.

4.     FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Fund did not enter into any futures contracts during the year ended December 31, 2001.

5.     REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's Investment Advisor monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not enter into repurchase agreements during the year ended December 31, 2001.

6.     INVESTMENT PORTFOLIO TRANSACTIONS

Purchases  and  sales  of  investments,   exclusive  of  short-term  securities,
aggregated $669,854 and $820,080, respectively, for the year ended December 31, 2001.

7.     UNREALIZED APPRECIATION/DEPRECIATION - TAX BASIS

At December 31, 2001, the cost of investments for federal income tax purposes was $9,712,171. Net unrealized depreciation aggregated $775,397, of which $339,020 represented gross unrealized appreciation on securities and $1,114,417 represented gross unrealized depreciation on securities.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities of E*TRADE Financial Sector Index Fund (the "Fund") (one of seven funds comprising the E*TRADE Funds) including the schedule of investments, as of December 31, 2001 and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the respective periods ended December 31, 2001 and 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Financial Sector Index Fund as of December 31, 2001, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


/s/Deloitte & Touche LLP
Los Angeles, California
February 14, 2002

RESULTS OF SHAREHOLDER VOTING (UNAUDITED)

A special meeting of shareholders of the Fund was held on November 2, 2001, as reconvened on November 27, 2001, at which shareholders voted on and approved the proposal described below. The proxy with respect to this meeting, dated September 21, 2001, provides a more comprehensive discussion of the proposals. The following are the results of the vote:

A.     PROPOSALS APPROVED BY SHAREHOLDERS

       o Election of Trustees of the Trust (aggregating the votes of all shareholders of each series of the Trust)

                  FOR                    WITHHELD AUTHORITY
                  ---                    ------------------
               84,354,539                    6,895,617

TRUSTEE/OFFICER INFORMATION (UNAUDITED)

         The chart below identifies the Trustees and officers of the Trust which currently consists of seven series. Each "interested" Trustee as defined by the 1940 Act, is indicated by an asterisk (*).

-----------------------------------------------------------------------------------------------------------------------
                                                       TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
         NAME, ADDRESS,
        AGE AND POSITION                LENGTH                  PRINCIPAL OCCUPATION(S)          OTHER DIRECTORSHIPS
         HELD WITH TRUST            OF TIME SERVED               DURING PAST FIVE YEARS            HELD BY TRUSTEE
------------------------------ -------------------------- ------------------------------------- -----------------------
Steven Grenadier (36)          Since February 1999        Mr. Grenadier is an Associate
118 King Street                                           Professor of Finance at the
San Francisco, CA  94107                                  Graduate School of Business at
Trustee                                                   Stanford University, where he has
                                                          been employed as a professor since
                                                          1992.
------------------------------ -------------------------- ------------------------------------- -----------------------
*Shelly J. Meyers (42) (1)     Since February 1999        Ms. Meyers is the Manager, Chief      Meyers Investment
118 King Street                                           Executive Officer, and founder of     Trust
San Francisco, CA  94107                                  Meyers Capital Management, a
Trustee                                                   registered investment adviser         Meyers Capital
                                                          formed in January 1996.  She has      Management LLC
                                                          also managed the Meyers Pride Value
                                                          Fund since June 1996.
------------------------------ -------------------------- ------------------------------------- -----------------------
*Leonard C. Purkis (52) (1)    Since February 1999        Mr. Purkis is chief financial         E*TRADE Bank
118 King Street                                           officer and executive vice
San Francisco, CA  94107                                  president of finance and
Trustee                                                   administration of E*TRADE Group,
                                                          Inc.  He previously served as chief
                                                          financial officer for Iomega
                                                          Corporation (hardware manufacturer)
                                                          from 1995 to 1998.
------------------------------ -------------------------- ------------------------------------- -----------------------
Ashley T. Rabun (48)           Since February 1999        Ms. Rabun is the Founder and Chief    Trust For Investment
118 King Street                                           Executive Officer of InvestorReach    Managers
San Francisco, CA  94107                                  (which is a consulting firm
Trustee                                                   specializing in marketing and
                                                          distribution strategies for
                                                          financial services companies formed
                                                          in October 1996).
------------------------------ -------------------------- ------------------------------------- -----------------------
George J. Rebhan (67)          Since December 1999        Mr. Rebhan retired in December        Trust For Investment
118 King Street                                           1993, and prior to that he was        Managers
San Francisco, CA  94107                                  President of Hotchkis and Wiley
Trustee                                                   Funds (investment company) from
                                                          1985 to 1993.
------------------------------ -------------------------- ------------------------------------- -----------------------
Liat Rorer (41)                Since May 2001             Ms. Rorer is Vice President of        N/A
President                                                 Operations and a director of
                                                          E*TRADE Asset Management, Inc.
                                                          She is also a Key Business Leader of
                                                          E*TRADE Securities, Inc.
                                                          which she joined in 1999. Prior to
                                                          that Ms. Rorer worked as a senior
                                                          consultant for the Spectrem Group,
                                                          (financial services consulting)
                                                          beginning in 1998. From 1996 to 1998,
                                                          she was a marketing Vice President
                                                          for Charles Schwab's Retirement Plan
                                                          Services, and prior to that she
                                                          held positions in Fidelity's Retail
                                                          Services, Legal and Institutional
                                                          Services Departments.
------------------------------ -------------------------- ------------------------------------- -----------------------
Elizabeth Gottfried (41)       Since November 2000        Ms. Gottfried is Vice President of    N/A
Vice President and Treasurer                              E*TRADE Asset Management. She
                                                          joined E*TRADE in September 2000.
                                                          Prior to that, she worked at Wells
                                                          Fargo Bank from 1984 to 2000 and
                                                          managed various areas of Wells
                                                          Fargo's mutual fund group.
------------------------------ -------------------------- ------------------------------------- -----------------------
Ulla Tarstrup (34)             Since August 2000          Ms. Tarstrup joined E*TRADE in        N/A
Vice President                                            August 1998.  Prior to that, she
                                                          worked in Franklin Resources' legal
                                                          and administration department from
                                                          1994 to 1998.
------------------------------ -------------------------- ------------------------------------- -----------------------
Jay Gould (46)                 Since August 2000          Mr. Gould is Secretary of E*TRADE     N/A
Secretary                                                 Asset Management.  From February to
                                                          December 1999, he served as a Vice
                                                          President at Transamerica and
                                                          prior to that he worked at Bank of
                                                          America (banking and financial
                                                          services) from 1994.
------------------------------ -------------------------- ------------------------------------- -----------------------

* Ms. Meyers may be considered an "interested" person of the Trust because she is an officer of an investment company whose shares are offered through the mutual fund "supermarket" sponsored by E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each series of the Trust. Mr. Purkis may be considered an "interested" person of the Trust because he is an officer of E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each series of the Trust.

(1) Effective February 21, 2002, Mr. Purkis resigned as a Trustee and Mitchell Caplan was elected by the Board as an "interested" Trustee

     The Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our Website online (www.etrade.com) or by calling our toll-free number at (800) 786-2575.